Schedule of Stock Options Oustanding (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Capital Stock Schedule Of Stock Options Oustanding 1	$ 100,000
Capital Stock Schedule Of Stock Options Oustanding 2	1.85
Capital Stock Schedule Of Stock Options Oustanding 3	324,000
Capital Stock Schedule Of Stock Options Oustanding 4	0.70
Capital Stock Schedule Of Stock Options Oustanding 5	270,000
Capital Stock Schedule Of Stock Options Oustanding 6	0.75
Capital Stock Schedule Of Stock Options Oustanding 7	162,000
Capital Stock Schedule Of Stock Options Oustanding 8	0.75
Capital Stock Schedule Of Stock Options Oustanding 9	108,000
Capital Stock Schedule Of Stock Options Oustanding 10	1.00
Capital Stock Schedule Of Stock Options Oustanding 11	216,000
Capital Stock Schedule Of Stock Options Oustanding 12	1.00
Capital Stock Schedule Of Stock Options Oustanding 13	228,000
Capital Stock Schedule Of Stock Options Oustanding 14	1.00
Capital Stock Schedule Of Stock Options Oustanding 15	90,000
Capital Stock Schedule Of Stock Options Oustanding 16	1.15
Capital Stock Schedule Of Stock Options Oustanding 17	56,000
Capital Stock Schedule Of Stock Options Oustanding 18	1.98
Capital Stock Schedule Of Stock Options Oustanding 19	145,000
Capital Stock Schedule Of Stock Options Oustanding 20	1.95
Capital Stock Schedule Of Stock Options Oustanding 21	108,000
Capital Stock Schedule Of Stock Options Oustanding 22	1.85
Capital Stock Schedule Of Stock Options Oustanding 23	682,000
Capital Stock Schedule Of Stock Options Oustanding 24		0.85